Note 13 - Share Capital	12 Months Ended
Jan. 31, 2013
Share Capital [Text Block]
Note 13 - Share Capital

Common Shares Outstanding

We are authorized to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible.

	January 31,	January 31,	January 31,
(thousands of shares)	2013	2012	2011
Balance, beginning of year	62,433	61,742	61,411
Shares issued:
Stock options exercised	163	691	331
Stock options settled for shares (Note 15)	58	-	-
Balance, end of year	62,654	62,433	61,742